Information by business segment and by geographic area - Net operating revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information by business segment and by geographic area
Net operating revenue	$ 37,570	$ 36,575	$ 33,967
Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	1,358	1,478	1,672
United States of America
Information by business segment and by geographic area
Net operating revenue	1,335	1,353	1,310
Germany
Information by business segment and by geographic area
Net operating revenue	1,683	1,653	1,389
Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	3,511	4,454	4,113
Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	2,178	2,738	1,952
Japan
Information by business segment and by geographic area
Net operating revenue	2,603	2,743	2,456
China
Information by business segment and by geographic area
Net operating revenue	18,242	15,242	14,018
Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	3,312	3,666	3,582
Brazil
Information by business segment and by geographic area
Net operating revenue	3,348	3,248	3,475
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	30,005	27,933	25,129
Ferrous minerals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	523	820	593
Ferrous minerals | United States of America
Information by business segment and by geographic area
Net operating revenue	404	388	355
Ferrous minerals | Germany
Information by business segment and by geographic area
Net operating revenue	1,161	1,130	1,097
Ferrous minerals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	1,514	2,218	1,721
Ferrous minerals | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	2,083	2,562	1,768
Ferrous minerals | Japan
Information by business segment and by geographic area
Net operating revenue	2,057	2,072	1,927
Ferrous minerals | China
Information by business segment and by geographic area
Net operating revenue	17,572	14,381	13,442
Ferrous minerals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	2,032	1,798	1,332
Ferrous minerals | Brazil
Information by business segment and by geographic area
Net operating revenue	2,659	2,564	2,894
Base metals
Information by business segment and by geographic area
Net operating revenue	6,161	6,703	6,871
Base metals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	835	658	1,009
Base metals | United States of America
Information by business segment and by geographic area
Net operating revenue	931	952	872
Base metals | Germany
Information by business segment and by geographic area
Net operating revenue	522	523	292
Base metals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	1,715	1,800	1,985
Base metals | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	20	25	13
Base metals | Japan
Information by business segment and by geographic area
Net operating revenue	426	508	399
Base metals | China
Information by business segment and by geographic area
Net operating revenue	670	861	576
Base metals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	816	1,101	1,539
Base metals | Brazil
Information by business segment and by geographic area
Net operating revenue	226	275	186
Coal
Information by business segment and by geographic area
Net operating revenue	1,021	1,643	1,567
Coal | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	282	436	396
Coal | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	75	151	171
Coal | Japan
Information by business segment and by geographic area
Net operating revenue	120	163	130
Coal | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	464	767	711
Coal | Brazil
Information by business segment and by geographic area
Net operating revenue	80	126	159
Others
Information by business segment and by geographic area
Net operating revenue	383	296	400
Others | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue			70
Others | United States of America
Information by business segment and by geographic area
Net operating revenue		13	83
Others | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue			11
Others | Brazil
Information by business segment and by geographic area
Net operating revenue	$ 383	$ 283	$ 236